Fair Value Of Assets And Liabilities (Summary Of Book Value And Estimated Fair Value Of Financial Instruments) (Details) (USD $)	Dec. 31, 2012		Dec. 31, 2011		Jun. 30, 2010
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans, net of unearned income and allowance for loan losses, by portfolio segment	$ 16,431,619,000		$ 16,012,776,000
Trading securities	1,262,720,000		988,217,000
Loans held-for-sale	401,937,000		413,897,000
Securities available for sale	3,061,808,000	[1]	3,066,272,000	[2]
Total other assets	314,949,000		389,097,000
Cash and due from banks	469,879,000		384,667,000
Capital markets receivables	303,893,000		164,987,000
Total assets	25,520,140,000		24,789,384,000
Total deposits	16,629,709,000		16,213,009,000
Trading liabilities	564,429,000		347,285,000
Other Short-term Borrowings	441,201,000		172,550,000
Term borrowings	2,226,482,000		2,481,660,000
Capital markets payables	296,450,000		164,708,000
Total liabilities	23,010,934,000		22,104,747,000
Mortgage loan pools held for trading at cost					621,600,000
Carrying Reported Amount Fair Value Disclosure [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans, net of unearned income and allowance for loan losses, by portfolio segment	16,431,619,000		16,012,776,000
Short-term financial assets			896,444,000
Total interest-bearing cash	353,373,000
Total federal funds sold & securities purchased under agreements to resell	636,383,000
Total short-term financial assets	989,756,000
Trading securities	1,262,720,000	[3]	988,217,000
Loans held-for-sale	401,937,000	[3]	431,897,000
Securities available for sale	3,061,808,000	[3],[4]	3,066,272,000
Derivative assets	292,472,000	[3]	366,301,000
Other assets			114,039,000
Tax credit investments	76,501,000
Deferred compensation assets	22,477,000
Total other assets	98,978,000
Nonearning assets			628,440,000
Cash and due from banks	469,879,000
Capital markets receivables	303,893,000
Accrued interest receivable	72,779,000
Total nonearning assets	846,551,000
Total assets	23,385,841,000
Defined maturity	1,523,428,000		1,781,893,000
Undefined maturity	15,106,281,000		14,431,116,000
Total deposits	16,629,709,000		16,213,009,000
Trading liabilities	564,429,000	[3]	347,285,000
Short-term financial liabilities			2,059,602,000
Total federal funds purchased & securities sold under agreements to repurchase	1,906,461,000
Other Short-term Borrowings	441,201,000
Total short-term financial liabilities	2,347,662,000
Term borrowings			2,481,660,000
Real estate investment trust-preferred	45,760,000
Term borrowings - new market tax credit investment	18,000,000
Borrowings secured by residential real estate	390,182,000
Other long term borrowings	1,772,540,000
Total term borrowings	2,226,482,000
Derivative liabilities	202,269,000	[3]	253,268,000
Other noninterest-bearing liabilities			195,208,000
Capital markets payables	296,450,000
Accrued interest payable	28,114,000
Total other noninterest-bearing liabilities	324,564,000
Total liabilities	22,295,115,000
Carrying Reported Amount Fair Value Disclosure [Member] | Commercial Financial And Industrial [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans, net of unearned income and allowance for loan losses, by portfolio segment	8,700,765,000
Carrying Reported Amount Fair Value Disclosure [Member] | Commercial Real Estate Portfolio Segment [Member] | Income C R E [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans, net of unearned income and allowance for loan losses, by portfolio segment	1,094,020,000
Carrying Reported Amount Fair Value Disclosure [Member] | Commercial Real Estate Portfolio Segment [Member] | Residential C R E [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans, net of unearned income and allowance for loan losses, by portfolio segment	54,218,000
Carrying Reported Amount Fair Value Disclosure [Member] | Consumer Real Estate Portfolio Segment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans, net of unearned income and allowance for loan losses, by portfolio segment	5,559,754,000	[5]
Carrying Reported Amount Fair Value Disclosure [Member] | Permanent Mortgage Portfolio Segment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans, net of unearned income and allowance for loan losses, by portfolio segment	740,655,000	[5]
Carrying Reported Amount Fair Value Disclosure [Member] | Credit Card And Other Portfolio Segment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans, net of unearned income and allowance for loan losses, by portfolio segment	282,207,000
Estimate Of Fair Value Fair Value Disclosure [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans, net of unearned income and allowance for loan losses, by portfolio segment	15,555,040,000		15,210,592,000
Short-term financial assets			896,444,000
Total interest-bearing cash	353,373,000
Total federal funds sold & securities purchased under agreements to resell	636,383,000
Total short-term financial assets	989,756,000
Trading securities	1,262,720,000	[3]	988,217,000
Loans held-for-sale	401,937,000	[3]	431,897,000
Securities available for sale	3,061,808,000	[3],[4]	3,066,272,000
Derivative assets	292,472,000	[3]	366,301,000
Other assets			114,039,000
Tax credit investments	76,501,000
Deferred compensation assets	22,477,000
Total other assets	98,978,000
Nonearning assets			628,440,000
Cash and due from banks	469,879,000
Capital markets receivables	303,893,000
Accrued interest receivable	72,779,000
Total nonearning assets	846,551,000
Total assets	22,509,262,000
Defined maturity	1,556,020,000		1,821,457,000
Undefined maturity	15,106,281,000		14,431,116,000
Total deposits	16,662,301,000		16,252,573,000
Trading liabilities	564,429,000	[3]	347,285,000
Short-term financial liabilities			2,059,602,000
Total federal funds purchased & securities sold under agreements to repurchase	1,906,461,000
Other Short-term Borrowings	441,201,000
Total short-term financial liabilities	2,347,662,000
Term borrowings			2,182,061,000
Real estate investment trust-preferred	42,300,000
Term borrowings - new market tax credit investment	18,835,000
Borrowings secured by residential real estate	231,041,000
Other long term borrowings	1,729,527,000
Total term borrowings	2,021,703,000
Derivative liabilities	202,269,000	[3]	253,268,000
Other noninterest-bearing liabilities			195,208,000
Capital markets payables	296,450,000
Accrued interest payable	28,114,000
Total other noninterest-bearing liabilities	324,564,000
Total liabilities	22,122,928,000
Loan commitments	1,765,000		1,358,000
Standby and other commitments	4,933,000		5,954,000
Estimate Of Fair Value Fair Value Disclosure [Member] | Commercial Financial And Industrial [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans, net of unearned income and allowance for loan losses, by portfolio segment	8,546,446,000
Estimate Of Fair Value Fair Value Disclosure [Member] | Commercial Real Estate Portfolio Segment [Member] | Income C R E [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans, net of unearned income and allowance for loan losses, by portfolio segment	1,059,979,000
Estimate Of Fair Value Fair Value Disclosure [Member] | Commercial Real Estate Portfolio Segment [Member] | Residential C R E [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans, net of unearned income and allowance for loan losses, by portfolio segment	54,208,000
Estimate Of Fair Value Fair Value Disclosure [Member] | Consumer Real Estate Portfolio Segment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans, net of unearned income and allowance for loan losses, by portfolio segment	4,993,192,000	[5]
Estimate Of Fair Value Fair Value Disclosure [Member] | Permanent Mortgage Portfolio Segment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans, net of unearned income and allowance for loan losses, by portfolio segment	617,385,000	[5]
Estimate Of Fair Value Fair Value Disclosure [Member] | Credit Card And Other Portfolio Segment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans, net of unearned income and allowance for loan losses, by portfolio segment	283,830,000
Contractual Amount [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loan commitments	7,993,218,000		7,435,227,000
Standby and other commitments	367,785,000		359,619,000
Fair Value Inputs Level1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total other assets	24,327,000		62,529,000
Fair Value Inputs Level1 [Member] | Estimate Of Fair Value Fair Value Disclosure [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans, net of unearned income and allowance for loan losses, by portfolio segment	0
Total interest-bearing cash	353,373,000
Total federal funds sold & securities purchased under agreements to resell	0
Total short-term financial assets	353,373,000
Trading securities	0	[3]
Loans held-for-sale	0	[3]
Securities available for sale	15,277,000	[3]
Derivative assets	1,850,000	[3]
Tax credit investments	0
Deferred compensation assets	22,477,000
Total other assets	22,477,000
Cash and due from banks	469,879,000
Capital markets receivables	0
Accrued interest receivable	0
Total nonearning assets	469,879,000
Total assets	862,856,000
Defined maturity	0
Undefined maturity	0
Total deposits	0
Trading liabilities	0	[3]
Total federal funds purchased & securities sold under agreements to repurchase	0
Other Short-term Borrowings	0
Total short-term financial liabilities	0
Real estate investment trust-preferred	0
Term borrowings - new market tax credit investment	0
Borrowings secured by residential real estate	0
Other long term borrowings	0
Total term borrowings	0
Derivative liabilities	2,546,000	[3]
Capital markets payables	0
Accrued interest payable	0
Total other noninterest-bearing liabilities	0
Total liabilities	2,546,000
Fair Value Inputs Level1 [Member] | Estimate Of Fair Value Fair Value Disclosure [Member] | Commercial Financial And Industrial [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans, net of unearned income and allowance for loan losses, by portfolio segment	0
Fair Value Inputs Level1 [Member] | Estimate Of Fair Value Fair Value Disclosure [Member] | Commercial Real Estate Portfolio Segment [Member] | Income C R E [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans, net of unearned income and allowance for loan losses, by portfolio segment	0
Fair Value Inputs Level1 [Member] | Estimate Of Fair Value Fair Value Disclosure [Member] | Commercial Real Estate Portfolio Segment [Member] | Residential C R E [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans, net of unearned income and allowance for loan losses, by portfolio segment	0
Fair Value Inputs Level1 [Member] | Estimate Of Fair Value Fair Value Disclosure [Member] | Consumer Real Estate Portfolio Segment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans, net of unearned income and allowance for loan losses, by portfolio segment	0	[5]
Fair Value Inputs Level1 [Member] | Estimate Of Fair Value Fair Value Disclosure [Member] | Permanent Mortgage Portfolio Segment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans, net of unearned income and allowance for loan losses, by portfolio segment	0	[5]
Fair Value Inputs Level1 [Member] | Estimate Of Fair Value Fair Value Disclosure [Member] | Credit Card And Other Portfolio Segment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans, net of unearned income and allowance for loan losses, by portfolio segment	0
Fair Value Inputs Level2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total other assets	290,622,000		326,568,000
Fair Value Inputs Level2 [Member] | Estimate Of Fair Value Fair Value Disclosure [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans, net of unearned income and allowance for loan losses, by portfolio segment	0
Total interest-bearing cash	0
Total federal funds sold & securities purchased under agreements to resell	636,383,000
Total short-term financial assets	636,383,000
Trading securities	1,244,728,000	[3]
Loans held-for-sale	26,251,000	[3]
Securities available for sale	2,839,545,000	[3]
Derivative assets	290,622,000	[3]
Tax credit investments	0
Deferred compensation assets	0
Total other assets	0
Cash and due from banks	0
Capital markets receivables	303,893,000
Accrued interest receivable	72,779,000
Total nonearning assets	376,672,000
Total assets	5,414,201,000
Defined maturity	1,556,020,000
Undefined maturity	15,106,281,000
Total deposits	16,662,301,000
Trading liabilities	564,429,000	[3]
Total federal funds purchased & securities sold under agreements to repurchase	1,906,461,000
Other Short-term Borrowings	430,045,000
Total short-term financial liabilities	2,336,506,000
Real estate investment trust-preferred	0
Term borrowings - new market tax credit investment	0
Borrowings secured by residential real estate	0
Other long term borrowings	1,729,527,000
Total term borrowings	1,729,527,000
Derivative liabilities	197,548,000	[3]
Capital markets payables	296,450,000
Accrued interest payable	28,114,000
Total other noninterest-bearing liabilities	324,564,000
Total liabilities	21,814,875,000
Fair Value Inputs Level2 [Member] | Estimate Of Fair Value Fair Value Disclosure [Member] | Commercial Financial And Industrial [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans, net of unearned income and allowance for loan losses, by portfolio segment	0
Fair Value Inputs Level2 [Member] | Estimate Of Fair Value Fair Value Disclosure [Member] | Commercial Real Estate Portfolio Segment [Member] | Income C R E [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans, net of unearned income and allowance for loan losses, by portfolio segment	0
Fair Value Inputs Level2 [Member] | Estimate Of Fair Value Fair Value Disclosure [Member] | Commercial Real Estate Portfolio Segment [Member] | Residential C R E [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans, net of unearned income and allowance for loan losses, by portfolio segment	0
Fair Value Inputs Level2 [Member] | Estimate Of Fair Value Fair Value Disclosure [Member] | Consumer Real Estate Portfolio Segment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans, net of unearned income and allowance for loan losses, by portfolio segment	0	[5]
Fair Value Inputs Level2 [Member] | Estimate Of Fair Value Fair Value Disclosure [Member] | Permanent Mortgage Portfolio Segment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans, net of unearned income and allowance for loan losses, by portfolio segment	0	[5]
Fair Value Inputs Level2 [Member] | Estimate Of Fair Value Fair Value Disclosure [Member] | Credit Card And Other Portfolio Segment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans, net of unearned income and allowance for loan losses, by portfolio segment	0
Fair Value Inputs Level3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total other assets	0		0
Fair Value Inputs Level3 [Member] | Estimate Of Fair Value Fair Value Disclosure [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans, net of unearned income and allowance for loan losses, by portfolio segment	15,555,040,000
Total interest-bearing cash	0
Total federal funds sold & securities purchased under agreements to resell	0
Total short-term financial assets	0
Trading securities	17,992,000	[3]
Loans held-for-sale	375,686,000	[3]
Securities available for sale	206,986,000	[3],[4]
Derivative assets	0	[3]
Tax credit investments	76,501,000
Deferred compensation assets	0
Total other assets	76,501,000
Cash and due from banks	0
Capital markets receivables	0
Accrued interest receivable	0
Total nonearning assets	0
Total assets	16,232,205,000
Defined maturity	0
Undefined maturity	0
Total deposits	0
Trading liabilities	0	[3]
Total federal funds purchased & securities sold under agreements to repurchase	0
Other Short-term Borrowings	11,156,000
Total short-term financial liabilities	11,156,000
Real estate investment trust-preferred	42,300,000
Term borrowings - new market tax credit investment	18,835,000
Borrowings secured by residential real estate	231,041,000
Other long term borrowings	0
Total term borrowings	292,176,000
Derivative liabilities	2,175,000	[3]
Capital markets payables	0
Accrued interest payable	0
Total other noninterest-bearing liabilities	0
Total liabilities	305,507,000
Fair Value Inputs Level3 [Member] | Estimate Of Fair Value Fair Value Disclosure [Member] | Commercial Financial And Industrial [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans, net of unearned income and allowance for loan losses, by portfolio segment	8,546,446,000
Fair Value Inputs Level3 [Member] | Estimate Of Fair Value Fair Value Disclosure [Member] | Commercial Real Estate Portfolio Segment [Member] | Income C R E [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans, net of unearned income and allowance for loan losses, by portfolio segment	1,059,979,000
Fair Value Inputs Level3 [Member] | Estimate Of Fair Value Fair Value Disclosure [Member] | Commercial Real Estate Portfolio Segment [Member] | Residential C R E [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans, net of unearned income and allowance for loan losses, by portfolio segment	54,208,000
Fair Value Inputs Level3 [Member] | Estimate Of Fair Value Fair Value Disclosure [Member] | Consumer Real Estate Portfolio Segment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans, net of unearned income and allowance for loan losses, by portfolio segment	4,993,192,000	[5]
Fair Value Inputs Level3 [Member] | Estimate Of Fair Value Fair Value Disclosure [Member] | Permanent Mortgage Portfolio Segment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans, net of unearned income and allowance for loan losses, by portfolio segment	617,385,000	[5]
Fair Value Inputs Level3 [Member] | Estimate Of Fair Value Fair Value Disclosure [Member] | Credit Card And Other Portfolio Segment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans, net of unearned income and allowance for loan losses, by portfolio segment	283,830,000
FHLB-Cincinnati Stock [Member] | Fair Value Inputs Level3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Restricted investments	125,500,000
FRB Stock [Member] | Fair Value Inputs Level3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Restricted investments	$ 66,000,000

[1]	Includes $2.8 billion of securities pledged to secure public deposits, securities sold under agreements to repurchase, and for other purposes. Of this amount, $.6 billion was pledged as collateral for securities sold under repurchase agreements.
[2]	Includes $2.7 billion of securities pledged to secure public deposits, securities sold under agreements to repurchase, and for other purposes. Of this amount, $.8 billion was pledged as collateral for securities sold under repurchase agreements.
[3]	Classes are detailed in the recurring and nonrecurring measurement tables.
[4]	Level 3 includes restricted investments in FHLB-Cincinnati stock of $125.5 million and FRB stock of $66.0 million.
[5]	Includes restricted real estate loans and secured borrowings.